Advanced Series Trust

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

October 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     497(j) Filing for Advanced Series Trust
     Registration numbers 033-24962 and 811-05186

Dear Sir or Madam,

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 5, 2011.

Thank you for your attention to this filing. If you have any questions concerning this filing, please contact the undersigned at 973-367-3161.

                                   Very truly yours,

                                   /s/ John P. Schwartz

                                   John P. Schwartz